Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	AMTD IDEA GROUP
Entity Central Index Key	0001769731
Entity File Number	001-39006
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	66 rue Jean-JacquesRousseau
Entity Address, City or Town	Paris
Entity Address, Country	FR
Entity Address, Postal Zip Code	75001
Entity Listings [Line Items]
Title of 12(b) Security	American depositary shares, each representing six Class A ordinary shares, par value US$0.0001 per share Class A ordinary shares
Trading Symbol	AMTD
Security Exchange Name	NYSE
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	254,923,518
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	233,526,979
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Feridun Hamdullahpur
Entity Address, Address Line One	66 rue Jean-JacquesRousseau
Entity Address, City or Town	Paris
Entity Address, Country	FR
Entity Address, Postal Zip Code	75001
Entity Phone Fax Numbers [Line Items]
City Area Code	+33 (0)
Local Phone Number	1 4236 4597